Goodwill And Other Intangible Assets (Schedule Of Intangible Assets Gross Carrying Amounts And Accumulated Amortization) (Details) (USD $)	Sep. 30, 2013	Dec. 31, 2012	Sep. 30, 2012	Sep. 30, 2011
FiniteLivedAndIndefiniteLivedIntangibleAssetsLineItems [Line Items]
Goodwill	$ 282,949,000	$ 25,000,000	$ 279,640,000	$ 280,200,000
Customer Relationships [Member]
FiniteLivedAndIndefiniteLivedIntangibleAssetsLineItems [Line Items]
Gross carrying amount	64,100,000		61,400,000
Less: accumulated amortization	17,900,000		14,700,000
Net	46,200,000		46,700,000
Other Intangible Assets [Member]
FiniteLivedAndIndefiniteLivedIntangibleAssetsLineItems [Line Items]
Gross carrying amount	400,000		200,000
Less: accumulated amortization	200,000		200,000
Net	200,000		0
Patents [Member]
FiniteLivedAndIndefiniteLivedIntangibleAssetsLineItems [Line Items]
Gross carrying amount	900,000		800,000
Less: accumulated amortization	600,000		600,000
Net	300,000		200,000
Capitalized Software [Member]
FiniteLivedAndIndefiniteLivedIntangibleAssetsLineItems [Line Items]
Gross carrying amount	32,100,000		23,000,000
Less: accumulated amortization	15,300,000		11,700,000
Net	16,800,000		11,300,000
Trade Names [Member]
FiniteLivedAndIndefiniteLivedIntangibleAssetsLineItems [Line Items]
Intangible assets with indefinite lives	$ 116,700,000		$ 118,200,000